Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table and supporting graphics below set out information regarding fiscal years ended December 31, 2023, 2022, 2021 and 2020 in satisfaction of Item 402(v) of Regulation
S-K.
The Company’s compensation programs have a history of aligning pay and performance. This is demonstrated in the Company selected measure listed below: Cumulative Cash from Operations, which focuses on the importance of cash generation from core operations and, on a cumulative basis, serves as a performance metric for the Performance Share Program—the largest component of executive officer compensation; together with the additional financial and non-financial
measures which make up the components of our short-term and long-term incentive programs. For detail on the Company’s executive compensation programs, see the CD&A section beginning on page 55. In this section, PEO means “Principal Executive Officer,” SCT means “Summary Compensation Table,” and CAP means “compensation actually paid.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Income ($) (6)	Cumulative Cash From Operations ($) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	20,829,446	22,499,971	6,430,289	6,571,425	123	119	660	5,164

2022	19,464,652	17,047,734	7,645,272	7,534,880	108	101	4,640	7,486

2021	24,858,892	19,205,009	6,097,704	5,644,356	115	149	6,405	7,069

2020	22,211,255	21,259,321	6,211,458	6,087,802	108	118	1,294	6,252
Totals in the above table might not equal the summation of the columns due to rounding amounts to the nearest dollar.

(1)
For 2020, 2021, 2022 and 2023, the PEO was Jim Fitterling. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Fitterling for each corresponding year in the “Total” column of the SCT.

(2)
The dollar amounts reported in column (c) represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

PEO SCT TOTAL TO CAP RECONCILIATION

Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($) (i)	Plus: Equity Award Adjustments ($) (iii)	Minus: Reported Change in the Actuarial Present Value of Pension Benefits in Summary Compensation Table ($) (ii)	Plus: Pension Benefit Adjustments ($) (iii)	Compensation Actually Paid to PEO ($)

2023	20,829,446	14,553,416	16,851,035	1,019,471	392,377	22,499,971

2022	19,464,652	14,097,926	10,881,618	68	799,459	17,047,734

2021	24,858,892	13,246,307	11,504,053	4,634,995	723,366	19,205,009

2020	22,211,255	12,008,723	16,179,447	5,447,988	325,329	21,259,321

(i)
The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” column of the SCT for each applicable year. The value of dividends or other earnings paid on stock or option awards are reflected in the value of the award in the SCT for each applicable year.

(ii)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.
(iii)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2023	12,830,767	2,389,171	60,134	1,570,964	16,851,035

2022	11,695,371	(1,220,439)	59,513	347,173	10,881,618

2021	12,118,397	(1,093,085)	61,289	417,453	11,504,053

2020	16,538,743	611,293	72,023	(1,042,613)	16,179,447

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. For 2020, the
Non-PEO
NEOs were Howard Ungerleider, Peter Holicki, A. N. Sreeram and Amy E. Wilson. For 2021, the
Non-PEO
NEOs were Howard Ungerleider, John M. Sampson, A. N. Sreeram and Amy E. Wilson. For 2022, the
Non-PEO
NEOs were Howard Ungerleider, Karen S. Carter, A. N. Sreeram and Jane Palmieri. For 2023, the
Non-PEO
NEOs are Howard Ungerleider, Jeffrey L. Tate, John M. Sampson, A. N. Sreeram and Amy E. Wilson.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid:

AVERAGE
NON-PEO
SCT TOTAL TO CAP RECONCILIATION

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)	Plus: Average Equity Award Adjustments ($) (i)	Minus: Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Plus: Average Pension Benefit Adjustments ($) (i)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	6,430,289	3,968,846	4,632,540	702,881	180,323	6,571,425

2022	7,645,272	5,618,665	5,131,639	0	376,633	7,534,880

2021	6,097,704	3,082,744	2,793,731	462,727	298,393	5,644,356

2020	6,211,458	2,877,505	3,802,873	1,405,525	356,501	6,087,802

(i)
The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below. Total Average Pension Benefit Adjustments are equal to the Average Pension Service Costs incurred during the relevant period. No Average Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

	Equity Award Adjustments
Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)

2023	3,738,343	554,330	9,372	330,495	4,632,540

2022	5,350,456	(324,174)	3,166	102,192	5,131,639

2021	2,833,284	(139,374)	2,053	97,768	2,793,731

2020	3,980,323	259,124	0	(436,574)	3,802,873

(5)
For 2020 and 2021, the Company utilized the S&P 500 Chemicals Index. The dollar value in this column for 2020 and 2021 reflects the S&P 500 Chemicals Index TSR. In 2022, the Company selected a custom financial peer group for purposes of its TSR benchmarking for the pay versus performance disclosures and on a go forward basis (the “Peer Group”). The Peer Group TSR for 2020 and 2021 are $108 and $120, respectively. The previously reported Peer Group TSR for 2021 and 2022 have been revised to reflect market capitalization weightings at the beginning of each measurement period, in accordance with the requirements of Item 402(v) of Regulation S-K. The constituents of the Peer Group are publicly traded companies that more closely correlate to Dow’s business at the enterprise level. The Peer Group is comprised of: Arkema SA, BASF Corporation, Covestro AG, Eastman Chemical Company, Huntsman Corporation, LyondellBasell Industries N.V., and Wacker Chemie AG. The cumulative TSR depicts a hypothetical $100 investment in Dow common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

(6)	Presented in millions. Net income is as listed in the Company’s financial statements in accordance with GAAP.

(7)
Presented in millions. The dollar value in this column reflects cash from operations for that calendar year. Cumulative Cash from Operations under the Company’s Performance Share Program is calculated by aggregating cash from operations for each calendar year for a three year period for the relevant performance period as described in the section titled “Long-Term Incentive Compensation” in the CD&A.

Company Selected Measure Name	Cumulative Cash from Operations
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. For 2020, the
Non-PEO
NEOs were Howard Ungerleider, Peter Holicki, A. N. Sreeram and Amy E. Wilson. For 2021, the
Non-PEO
NEOs were Howard Ungerleider, John M. Sampson, A. N. Sreeram and Amy E. Wilson. For 2022, the
Non-PEO
NEOs were Howard Ungerleider, Karen S. Carter, A. N. Sreeram and Jane Palmieri. For 2023, the
Non-PEO
	NEOs are Howard Ungerleider, Jeffrey L. Tate, John M. Sampson, A. N. Sreeram and Amy E. Wilson.
Peer Group Issuers, Footnote	For 2020 and 2021, the Company utilized the S&P 500 Chemicals Index. The dollar value in this column for 2020 and 2021 reflects the S&P 500 Chemicals Index TSR. In 2022, the Company selected a custom financial peer group for purposes of its TSR benchmarking for the pay versus performance disclosures and on a go forward basis (the “Peer Group”). The Peer Group TSR for 2020 and 2021 are $108 and $120, respectively. The previously reported Peer Group TSR for 2021 and 2022 have been revised to reflect market capitalization weightings at the beginning of each measurement period, in accordance with the requirements of Item 402(v) of Regulation S-K. The constituents of the Peer Group are publicly traded companies that more closely correlate to Dow’s business at the enterprise level. The Peer Group is comprised of: Arkema SA, BASF Corporation, Covestro AG, Eastman Chemical Company, Huntsman Corporation, LyondellBasell Industries N.V., and Wacker Chemie AG. The cumulative TSR depicts a hypothetical $100 investment in Dow common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.
PEO Total Compensation Amount	$ 20,829,446	$ 19,464,652	$ 24,858,892	$ 22,211,255
PEO Actually Paid Compensation Amount	$ 22,499,971	17,047,734	19,205,009	21,259,321
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

PEO SCT TOTAL TO CAP RECONCILIATION

Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($) (i)	Plus: Equity Award Adjustments ($) (iii)	Minus: Reported Change in the Actuarial Present Value of Pension Benefits in Summary Compensation Table ($) (ii)	Plus: Pension Benefit Adjustments ($) (iii)	Compensation Actually Paid to PEO ($)

2023	20,829,446	14,553,416	16,851,035	1,019,471	392,377	22,499,971

2022	19,464,652	14,097,926	10,881,618	68	799,459	17,047,734

2021	24,858,892	13,246,307	11,504,053	4,634,995	723,366	19,205,009

2020	22,211,255	12,008,723	16,179,447	5,447,988	325,329	21,259,321

(i)
The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” column of the SCT for each applicable year. The value of dividends or other earnings paid on stock or option awards are reflected in the value of the award in the SCT for each applicable year.

(ii)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.
(iii)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2023	12,830,767	2,389,171	60,134	1,570,964	16,851,035

2022	11,695,371	(1,220,439)	59,513	347,173	10,881,618

2021	12,118,397	(1,093,085)	61,289	417,453	11,504,053

2020	16,538,743	611,293	72,023	(1,042,613)	16,179,447

Non-PEO NEO Average Total Compensation Amount	$ 6,430,289	7,645,272	6,097,704	6,211,458
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,571,425	7,534,880	5,644,356	6,087,802
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid:

AVERAGE
NON-PEO
SCT TOTAL TO CAP RECONCILIATION

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)	Plus: Average Equity Award Adjustments ($) (i)	Minus: Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Plus: Average Pension Benefit Adjustments ($) (i)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	6,430,289	3,968,846	4,632,540	702,881	180,323	6,571,425

2022	7,645,272	5,618,665	5,131,639	0	376,633	7,534,880

2021	6,097,704	3,082,744	2,793,731	462,727	298,393	5,644,356

2020	6,211,458	2,877,505	3,802,873	1,405,525	356,501	6,087,802

(i)
The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below. Total Average Pension Benefit Adjustments are equal to the Average Pension Service Costs incurred during the relevant period. No Average Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

	Equity Award Adjustments
Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)

2023	3,738,343	554,330	9,372	330,495	4,632,540

2022	5,350,456	(324,174)	3,166	102,192	5,131,639

2021	2,833,284	(139,374)	2,053	97,768	2,793,731

2020	3,980,323	259,124	0	(436,574)	3,802,873

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The seven items listed below represent the most important metrics used to link CAP to Company performance for the 2023 fiscal year as further described in the sections titled “Performance Award” and “Long-Term Incentive Compensation” of the CD&A.

• Cumulative Cash from Operations

• Free Cash Flow

• Operating EBIT

• Operating ROC

• Relative TSR

• Inclusion Metrics

• Sustainability Metrics

Total Shareholder Return Amount	$ 123	108	115	108
Peer Group Total Shareholder Return Amount	119	101	149	118
Net Income (Loss)	$ 660,000,000	$ 4,640,000,000	$ 6,405,000,000	$ 1,294,000,000
Company Selected Measure Amount	5,164,000,000	7,486,000,000	7,069,000,000	6,252,000,000
PEO Name	Jim Fitterling
Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative Cash from Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EBIT
Measure:: 4
Pay vs Performance Disclosure
Name	Operating ROC
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Inclusion Metrics
Measure:: 7
Pay vs Performance Disclosure
Name	Sustainability Metrics
PEO
Pay vs Performance Disclosure
Adjustment To Equity Award	$ 16,851,035	$ 10,881,618	$ 11,504,053	$ 16,179,447
PEO | Reported Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,553,416	14,097,926	13,246,307	12,008,723
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,851,035	10,881,618	11,504,053	16,179,447
PEO | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,019,471	68	4,634,995	5,447,988
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,377	799,459	723,366	325,329
PEO | Year End Fair Value Of Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	12,830,767	11,695,371	12,118,397	16,538,743
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	2,389,171	(1,220,439)	(1,093,085)	611,293
PEO | Fair Value As Of Vesting Date Of Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	60,134	59,513	61,289	72,023
PEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	1,570,964	347,173	417,453	(1,042,613)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment To Equity Award	4,632,540	5,131,639	2,793,731	3,802,873
Non-PEO NEO | Reported Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,968,846	5,618,665	3,082,744	2,877,505
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,632,540	5,131,639	2,793,731	3,802,873
Non-PEO NEO | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,881	0	462,727	1,405,525
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,323	376,633	298,393	356,501
Non-PEO NEO | Year End Fair Value Of Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	3,738,343	5,350,456	2,833,284	3,980,323
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	554,330	(324,174)	(139,374)	259,124
Non-PEO NEO | Fair Value As Of Vesting Date Of Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	9,372	3,166	2,053	0
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment To Equity Award	$ 330,495	$ 102,192	$ 97,768	$ (436,574)